Business Segment and Disaggregation of Revenue (Restatement) (Details)	6 Months Ended
Sep. 30, 2025
Business Segment and Disaggregation of Revenue (Restatement) [Abstract]
Number Of Reportable Segments Not Disclosed Flag	false